Financial instruments - Additional Information (Detail) - AUD ($)	Jun. 30, 2023	Jun. 30, 2022	Jul. 01, 2021	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about financial instruments [line items]
Net assets denominated in foreign currencies	$ 28,084,000	$ 35,889,000	$ 57,093,000
Cash and cash equivalents	5,241,197	7,361,112	$ 27,587,000	$ 27,587,000	$ 8,764,000
Foreign currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Net assets denominated in foreign currencies	$ 2,232,754	$ 3,999,645
Foreign currency risk [member] | US dollars [member]
Disclosure of detailed information about financial instruments [line items]
Hypothetical percentage change in risk	10.00%	10.00%
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Hypothetical percentage change in risk	1.00%	1.00%
Favourable/adverse effect on profit before tax and equity	$ 52,411	$ 73,611